INCOME TAX	6 Months Ended
Jun. 30, 2022
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX
The tax expense for the period is based on an estimated annual effective rate, which requires management to make its best estimate of annual pre-tax income for the year.
The income tax expense was 1,381 and 946 for the six months ended June 30, 2022 and 2021, respectively.
The income tax expense for the six months ended June 30, 2022, and the six months ended June 20, 2021, was mainly driven by the worldwide positive results partially offset by recognition of deferred tax assets.